Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 64	$ 64	$ 57	$ 128	$ 114
Net interest (income) expense	(23)	(24)	(20)	(47)	(40)
Interest expense on effect of asset ceiling	1	1	1	2	2
Plan administration costs	2	2	2	4	4
Net defined benefit plan expense recognized in net income	44	43	40	87	80
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1	1	1	2	2
Net interest (income) expense	5	5	5	10	10
Net defined benefit plan expense recognized in net income	$ 6	$ 6	$ 6	$ 12	$ 12